CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 3,216,005	$ 308,033
Restricted cash	0	11,060
Accounts receivable, net	39,522,737	24,364,119
Accounts receivable - related party	0	56,955
Other receivables, net	259,350	150,376
Other receivables - related parties	0	373,065
Inventories	112,641	2,728
Prepayments	213,596	317,860
Security deposits	2,374,586	1,502,819
Loan receivable, net	0	1,957,720
Total current assets	45,698,915	29,044,735
PLANT AND EQUIPMENT, net	4,549,212	3,962,455
OTHER ASSETS
Other receivables	132,181	9,951
Intangible assets, net	462,738	492,330
Prepaid expenses	508,271	0
Deferred tax assets	0	220,222
Total other assets	1,103,190	722,503
Total assets	51,351,317	33,729,693
CURRENT LIABILITIES
Short-term loans - banks	4,514,380	4,530,011
Loans from third parties	3,075,249	4,907,512
Short-term loans - related parties	329,120	0
Accounts payable	8,872,009	2,941,104
Other payables and accrued liabilities	991,912	262,987
Other payables - related parties	1,334,534	549,858
Customer deposits	706,972	654,117
Customer deposits - related party	29,643	31,482
Taxes payable	2,975,046	3,037,585
Total current liabilities	22,828,865	16,914,656
OTHER LIABILITIES
Long-term loan - bank	866,231	981,502
Loan from a third party	3,131,007	0
Total other liabilities	3,997,238	981,502
Total liabilities	26,826,103	17,896,158
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY
Redeemable ordinary shares, $0.01 par value, 0 and 725,000 shares issued and outstanding as of June 30, 2019 and 2018, respectively	0	1,800,000
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 21,964,027 and 20,000,000 shares issued and outstanding as of June 30, 2019 and 2018, respectively	219,640	200,000
Additional paid-in capital	11,031,937	4,655,943
Statutory reserves	1,496,642	940,816
Retained earnings	12,085,566	8,277,801
Accumulated other comprehensive loss	(308,571)	(41,025)
Total shareholders' equity	24,525,214	14,033,535
Total liabilities, mezzanine equity and shareholders' equity	$ 51,351,317	$ 33,729,693